GS Mortgage-Backed Securities Trust 2023-PJ1 ABS-15G

Exhibit 99.5 - Schedule 3

Loan Number	Seller Loan Number	GS Loan Number	Borrower Name	State	QM/ATR Status	Initial Overall Loan Grade	Final Overall Grade	Final Credit Grade	Final Property Grade	Final Compliance Grade	Material (level 3) TRID exception?	Material (level 3) Non-TRID exception?	Active Material Exceptions	Active Non Material Exceptions	Satisfied Exceptions	Waived Exceptions	Compensating Factors	Valuation Comments	General Comments	Property Type	Note Date	LTV	CLTV	Occupancy	Purpose	Credit Score	Brwr 1 Yrs in Property	Brwr 1 Occupation	Brwr 1 Yrs on Job	Total Monthly Income	Mortgage History	Cash Out Amount	DTI	FTHB Flag	Loan Doc Type	Loan Status	Review Date
xx	xx	xx	xx	xx	QM/Non-HPML	1	1	1	1	1	No	No						Value is supported by comparables.		PUD	xx	xx	xx	Primary	Refinance	xx	2.5	xx	18.5	xx	Mos Reviewed:28 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		xx		Full Documentation	QC Complete	xx
xx	xx	xx	xx	xx	QM/Non-HPML	3	1	1	1	1	No	No	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($1,700.00) exceed the comparable charges ($0.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than
10% for a comparison of the data between the provided disclosures.
Fee increased with no re-disclosure/COC provided to borrower:  Construction Admin Fee $XXXX, Underwriting Fee $XXXX, Credut Report Fee $XXXX, Draw Inspection Fee $XXXX, Fkiid Cert $XXXX increased from initial LE to CD with no re-disclosure/COC provided in file.

*** (CURED) Missing proof of hazard insurance - EV R
															COMMENT: Missing evidence of Hazard Insurance with Receipt of payment for 1 year Premium.			Value is supported by comparables.		Single Family	xx	xx	xx	Primary	Purchase	xx		xx	3	xx	Mos Reviewed:12 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		xx		Full Documentation	QC Complete	xx